February 1, 2000



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Evergreen Equity Trust (File Nos. 333-37453/811-08363),
         Evergreen Municipal Trust (File Nos. 333-36033/811-08367), Evergreen Fixed Income Trust (File Nos. 333-37433/811-07246) and Evergreen International Trust (File Nos. 333-42195/811-08533) (each the "Trust")

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), each of the Trusts hereby certifies that (i) the form of prospectuses and Statements of Additional Information that each Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statements of Additional Information contained in each Trust's most recent post-effective amendment (Post-Effective Amendment No. 24 to Registration Statement No. 333-37453/811-08363, Post-Effective Amendment No. 20 to Registration Statement No. 333-36033/811-08367, Post-Effective Amendment No. 11 to Registration Statement No. 333-37433/811-07246) and Post-Effective Amendment No. 9 to Registration Statement No. 333-36019/811-08365 (each an "Amendment"); and (ii) the text of each Amendment was filed electronically via EDGAR on January 28, 2000.

     If you have any questions or would like further information, please call me at (617) 210-3687.

                                           Very truly yours,

                                           /s/ Regina Brown

                                           Regina Brown